Class A and Class P [Member] Expense Example - Class A and Class P - UBS Ultra Short Income Fund	Apr. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	648
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	$ 513